Average Annual Total Returns - BlackRock U.S. Mortgage Portfolio	Aug. 28, 2020
BloombergBarclaysUs [Member]
Average Annual Return:
1 Year	6.35%
5 Years	2.58%
10 Years	3.15%
Investor A Shares
Average Annual Return:
1 Year	2.34%
5 Years	1.78%
10 Years	3.96%
Investor C Shares
Average Annual Return:
1 Year	4.91%
5 Years	1.87%
10 Years	3.62%
Institutional Shares
Average Annual Return:
1 Year	6.86%
5 Years	2.89%
10 Years	4.69%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	5.40%
5 Years	1.49%
10 Years	2.97%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.04%
5 Years	1.58%
10 Years	2.94%